OPTIMUM FUND TRUST

Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small-Mid Cap Growth Fund
Optimum Small-Mid Cap Value Fund
Optimum International Fund
Optimum Fixed Income Fund
(each a "Fund" and collectively, the "Funds")

Supplement to the Fund's Prospectuses
dated July 29, 2010

For Optimum Large Cap Growth Fund only:

The following replaces the information in the section of the Fund's prospectuses entitled "Fund summary: Optimum Large Cap Growth Fund - Who manages the Fund? - Sub-advisers":

Who manages the Fund? - Sub-advisers

Marsico Capital Management, LLC (Marsico)
Portfolio managers	Title with Marsico	Start date on the Fund
Thomas F. Marsico	Chief Executive Officer and Chief Investment Officer, Portfolio Manager	August 2003
A. Douglas Rao	Portfolio Manager and Senior Analyst	June 2010
Coralie Witter, CFA	Portfolio Manager and Senior Analyst	April 2011

T. Rowe Price Associates, Inc. (T. Rowe Price)
Portfolio manager	Title with T. Rowe Price	Start date on the Fund
P. Robert Bartolo	Vice President	October 2007

Fred Alger Management, Inc. (Alger)
Portfolio manager	Title with Alger	Start date on the Fund
Patrick Kelly	Executive Vice President	September 2008

The following replaces the second paragraph in the section of the Fund's prospectuses entitled, "Who manages the Funds? - Large Cap Growth Fund":

Thomas F. Marsico is the Chief Executive Officer and Chief Investment Officer of Marsico and co-manages the investment program for Marsico's portion of the Large Cap Growth Fund. Mr. Marsico has over 30 years of experience as a securities analyst and a portfolio manager. A. Douglas Rao co-manages Marsico's portion of the Fund. Mr. Rao, who is also a senior analyst, joined Marsico in 2005, and has more than 10 years of experience as a securities analyst. Prior to joining Marsico, Mr. Rao spent more than four years at Trust Company of the West (TCW) Investment Management Company where he was a Senior Vice President and Financial Services Analyst for U.S. equities. Coralie Witter co-manages Marsico's portion of the Fund. Ms. Witter, who is also a senior analyst, joined Marsico in 2004, and has over 15 years of experience in the financial services industry. Prior to joining Marsico, Ms. Witter spent six years with Goldman, Sachs & Co. where she was a Vice President in Equity Research. Messrs. Marsico and Rao and Ms. Witter have held their Fund responsibilities since the inception of the Fund, June 2010, and April 2011, respectively.

For Optimum Fixed Income Fund only:

The following replaces the information in the section of the Fund's prospectuses entitled "Fund summary: Optimum Fixed Income Fund - Who manages the Fund? - Investment manager":

Who manages the Fund? - Investment manager

Delaware Management Company, a series of Delaware Management Business Trust.
Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Paul Grillo	Senior Vice President and Co-Chief Investment Officer - Total Return Fixed Income Strategy	August 2003
Thomas H. Chow	Senior Vice President and Senior Portfolio Manager	May 2007
Roger A. Early	Senior Vice President and Co-Chief Investment Officer - Total Return Fixed Income Strategy	May 2007
Wen-Dar Chen	Vice President and Portfolio Manager - International Debt	May 2007
Kevin Loome	Head of High Yield Fixed Income Team	August 2007
David Hillmeyer	Vice President and Portfolio Manager - Head of Investment Grade Corporate Trading	April 2011
Laura A. Ostrander	Vice President and Senior Portfolio Manager	April 2011

The following replaces the first two paragraphs in the section of the Fund's prospectuses entitled, "Who manages the Funds? - Fixed Income Fund":

Paul Grillo, Thomas H. Chow, Roger A. Early, Wen-Dar Chen, Kevin Loome, David Hillmeyer and Laura A. Ostrander are primarily responsible for the day-to-day management of the Manager's share of the Fund's assets.

Mr. Grillo is a Senior Vice President and Co-Chief Investment Officer - Total Return Fixed Income Strategy and has been with Delaware Investments since 1993. Mr. Chow is a Senior Vice President and Senior Portfolio Manager and has been with Delaware Investments since 2001. Mr. Early is a Senior Vice President and Co-Chief Investment Officer - Total Return Fixed Income Strategy and re-joined Delaware Investments in March 2007. Mr. Early most recently worked at Chartwell Investment Partners as a Senior Portfolio Manager in fixed income from 2003-2007. From 2002 to 2003, Mr. Early was Chief Investment Officer for Fixed Income at Turner Investments. Dr. Chen is a Vice President and Portfolio Manager - International Debt and has been with Delaware Investments since mid-2004. Prior to joining Delaware Investments, Dr. Chen was a quantitative analyst in global asset backed securities, credit strategies, and quantitative strategies at J.P. Morgan Securities. Mr. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. Mr. Hillmeyer is a Vice President, Portfolio Manager and Head of Investment Grade Corporate Trading, and he has been with Delaware Investments since August 2007. Prior to joining Delaware Investments, he worked for more than 11 years in various roles at Hartford Investment Management Company, including senior corporate bond trader, high yield portfolio manager / trader, and quantitative analyst. Ms. Ostrander is a Vice President and Senior Portfolio Manager and has been with Delaware Investments since August 2010. Before joining Delaware Investments, she worked at Columbia Management, serving as lead portfolio manager on the firm's multi-sector product since 2002, and as co-portfolio manager of the product since 1999. Ms. Ostrander was responsible for the overall asset allocation across U.S. government, emerging market, developed market foreign government, and high yield corporate bonds, and was directly responsible for the investment of assets in the U.S. and foreign sectors of the product. She was head of the Columbia Management international team from 1996 until her departure. Mr. Grillo has held his Fund responsibilities since the Fund's inception, and Messrs. Chow, Early, and Chen assumed Fund responsibilities in May 2007. Mr. Loome has held his Fund responsibilities since August 2007. Mr. Hillmeyer and Ms. Ostrander assumed Fund responsibilities in April 2011.

For Optimum International Fund only:

The following replaces the information in the section of the Fund's prospectuses entitled "Fund summary: Optimum International Fund - Who manages the Fund? - Sub-advisers":

Who manages the Fund? - Sub-advisers

Mondrian Investment Partners Limited (Mondrian)
Portfolio managers	Title with Mondrian	Start date on the Fund
Nigel May	Deputy Chief Executive Officer	April 2011
Emma Lewis	Senior Portfolio Manager	August 2003
Melissa J.A. Platt	Portfolio Manager	April 2011

BlackRock Advisors, LLC (BlackRock)
Portfolio managers	Title with BlackRock	Start date on the Fund
Michael D. Carey, CFA	Managing Director	December 2008
Thomas P. Callan, CFA	Managing Director	December 2008

The following replaces the second paragraph in the section of the Fund's prospectuses entitled, "Who manages the Funds? - International Fund":

Nigel May, Emma Lewis and Melissa J.A. Platt are primarily responsible for the day-to-day management of Mondrian's share of the Fund's assets. Mr. May is Mondrian's Deputy Chief Executive Officer and has been with Mondrian since 1991. Ms. Lewis is a Senior Portfolio Manager and has been with Mondrian since 1995. Ms. Platt is a Portfolio Manager and has been with Mondrian since 2004. Ms. Lewis has held her Fund responsibilities since the Fund's inception. Mr. May and Ms. Platt have held their Fund responsibilities since April 2011.

For all Funds:

In a matter unrelated to the items above, all references to "LPL Financial Corporation" in the Funds' prospectuses are hereby replaced with "LPL Financial LLC".

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Please keep this supplement for future reference.

This Supplement is dated April 29, 2011.